3 - Marketable Debt Securities: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016

Obligations of states and
political subdivisions	$ 168,713,137	$ 3,190,182	$ (5,103,788)	$ 166,799,531
Corporate securities	130,316	260,797	--	391,113
	$ 168,843,453	$ 3,450,979	$ (5,103,788)	$ 167,190,644

December 31, 2015
Obligations of states and
political subdivisions	$ 138,123,137	$ 5,622,609	$ (212,362)	$ 143,533,384
Corporate securities	130,316	198,465	--	328,781
	$ 138,253,453	$ 5,821,074	$ (212,362)	$ 143,862,165